Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Depreciation Amortization And Impairment [Abstract]
Depreciation	$ (584,723)	$ (481,634)	$ (498,867)
Amortization	(408,373)	(376,465)	(449,463)
Subtotal	$ (993,096)	$ (858,099)	$ (948,330)